6. CASH AND CASH EQUIVALENTS (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash And Cash Equivalents Details
Balances in banks	$ 21,158,613	$ 22,035,392
Short-term deposits	10,003,733	25,178,125
Total	$ 31,162,346	$ 47,213,517	$ 30,635,184	$ 30,304,154